FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Maximum exposure to credit risk
The Company’s maximum exposure to credit risk at the reporting date is the carrying value of each of the financial assets disclosed as follows:

	As at December 31, 2019	As at December 31, 2018
Cash and equivalents	$3,314	$1,571
Accounts receivable	363	248
Net derivative assets by counterparty	—	2
	$3,677	$1,821

Expected maturity of significant financial assets and liabilities
The following table outlines the expected maturity of our significant financial assets and liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. As the amounts presented in the table are the contractual undiscounted cash flows, these balances may not agree with the amounts disclosed in the balance sheet.

As at December 31, 2019
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$3,314	$—	$—	$—	$3,314
Accounts receivable	363	—	—	—	363
Derivative assets	—	—	—	—	—
Trade and other payables	1,155	—	—	—	1,155
Debt	39	371	13	5,141	5,564
Derivative liabilities	—	—	—	—	—
Other liabilities	55	52	9	93	209
As at December 31, 2018
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$1,571	$—	$—	$—	$1,571
Accounts receivable	248	—	—	—	248
Derivative assets	2	1	—	—	3
Trade and other payables	1,101	—	—	—	1,101
Debt	43	275	339	5,110	5,767
Derivative liabilities	3	—	—	—	3
Other liabilities	59	80	21	137	297